PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2022
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	As of September 30,
	2022	2021
Buildings	$5,817,029	$6,217,128
Machinery	6,519,759	6,960,604
Furniture, fixtures and equipment	601,045	652,363
Motor vehicles	236,636	250,945
Total property plant and equipment, at cost	13,174,469	14,081,040
Less: accumulated depreciation	(6,061,550)	(6,076,185)
	7,112,919	8,004,855
Construction in progress (“CIP”)	11,668	—
Property, plant and equipment, net	$7,124,587	$8,004,855